June 30, 1999                                  . Pacific Select Fund

                                               . Pacific Select Variable Annuity
                                                 Separate Account of
                                                 Pacific Life Insurance Company




                                  Semi-Annual
                                    Reports












                                                                 Pacific Select

                               TABLE OF CONTENTS

        PACIFIC SELECT FUND
        Chairman's Letter.................................................. A-1
        Performance Discussion............................................. A-2
        Financial Statements:
          Statements of Assets and Liabilities............................. B-1
          Statements of Operations......................................... B-3
          Statements of Changes in Net Assets.............................. B-5
        Financial Highlights............................................... B-9
        Schedules of Investments and Notes................................. B-13
        Notes to Financial Statements...................................... B-80
        Special Meeting of Shareholders.................................... B-86
        PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
        Financial Statements:
          Statement of Assets and Liabilities.............................. C-1
          Statement of Operations.......................................... C-3
          Statement of Changes in Net Assets............................... C-5
        Notes to Financial Statements...................................... C-9

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)
(In thousands)

                                        High              Govern-
                               Money    Yield   Managed    ment              Aggressive   Growth    Equity   Multi-
                               Market   Bond     Bond    Securities  Growth    Equity       LT      Income  Strategy
                              Variable Variable Variable  Variable  Variable  Variable   Variable  Variable Variable
                              Account  Account  Account   Account   Account   Account    Account   Account  Account
                              --------------------------------------------------------------------------------------
ASSETS
Investments in Pacific
 Select Fund:
  Money Market Portfolio
   (21,145 shares; cost
    $212,637).............    $212,876
  High Yield Bond
   Portfolio
   (24,371 shares; cost
    $234,637).............             $220,305
  Managed Bond Portfolio
   (37,413 shares; cost
    $405,036).............                      $395,295
  Government Securities
   Portfolio
    (14,950 shares; cost
     $157,044)............                                $154,098
  Growth Portfolio
   (998 shares; cost
    $17,519)..............                                          $23,236
  Aggressive Equity
   Portfolio
    (10,901 shares; cost
     $118,759)............                                                    $141,352
  Growth LT Portfolio
   (31,290 shares; cost
    $530,465).............                                                              $1,005,937
  Equity Income Portfolio
   (28,918 shares; cost
    $603,514).............                                                                         $811,314
  Multi-Strategy
   Portfolio
   (15,690 shares; cost
    $231,106).............                                                                                  $270,910
Receivables:
  Due from Pacific Life
   Insurance Company......                           528       190                  36
  Fund shares redeemed....       7,515      248                         141                    457      319      135
                              --------------------------------------------------------------------------------------
Total Assets..............     220,391  220,553  395,823   154,288   23,377    141,388   1,006,394  811,633  271,045
                              --------------------------------------------------------------------------------------
LIABILITIES
Payables:
  Due to Pacific Life
   Insurance Company......       7,515      248                         141                    457      319      135
  Fund shares purchased...                           528       190                  36
                              --------------------------------------------------------------------------------------
Total Liabilities.........       7,515      248      528       190      141         36         457      319      135
                              --------------------------------------------------------------------------------------
NET ASSETS................    $212,876 $220,305 $395,295  $154,098  $23,236   $141,352  $1,005,937 $811,314 $270,910
                              --------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 1999 (Unaudited)
(In thousands)

                             Large-Cap Mid-Cap           Bond and  Equity  Small-Cap           Inter-  Emerging
                               Value    Value    Equity   Income   Index     Index     REIT   national Markets
                             Variable  Variable Variable Variable Variable Variable  Variable Variable Variable
                              Account  Account  Account  Account  Account   Account  Account  Account  Account
                             ----------------------------------------------------------------------------------
ASSETS
Investments in Pacific
 Select Fund:
  Large-Cap Value
  Portfolio
  (2,914 shares; cost
  $32,060)...............     $33,667
 Mid-Cap Value Portfolio
  (1,994 shares; cost
  $21,674)...............              $22,327
 Equity Portfolio
  (10,639 shares; cost
  $235,202)..............                       $327,265
 Bond and Income
  Portfolio
  (7,119 shares; cost
  $86,471)...............                                $82,987
 Equity Index Portfolio
  (23,506 shares; cost
  $511,074)..............                                         $843,746
 Small-Cap Index
  Portfolio
  (1,677 shares; cost
  $17,172)...............                                                   $18,119
 REIT Portfolio
  (1,297 shares; cost
  $13,975)...............                                                            $13,993
 International Portfolio
  (41,451 shares; cost
  $620,415)..............                                                                     $650,724
 Emerging Markets
 Portfolio
  (9,905 shares; cost
  $88,875)...............                                                                              $87,952
Receivables:
 Due from Pacific Life
  Insurance Company......          73                212     117        82       51              6,072     757
 Fund shares redeemed....                   97                                            27
                             ----------------------------------------------------------------------------------
Total Assets.............      33,740   22,424   327,477  83,104   843,828   18,170   14,020   656,796  88,709
                             ----------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
  Insurance Company......                   97                                            27
 Fund shares purchased...          73                212     117        82       51              6,072     757
                             ----------------------------------------------------------------------------------
Total Liabilities........          73       97       212     117        82       51       27     6,072     757
                             ----------------------------------------------------------------------------------
NET ASSETS...............     $33,667  $22,327  $327,265 $82,987  $843,746  $18,119  $13,993  $650,724 $87,952
                             ----------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1999 (Unaudited)
(In thousands)

                                             High              Govern-
                                   Money    Yield   Managed      ment             Aggressive  Growth   Equity   Multi-
                                   Market    Bond     Bond    Securities  Growth    Equity      LT     Income  Strategy
                                  Variable Variable Variable   Variable  Variable  Variable  Variable Variable Variable
                                  Account  Account  Account    Account   Account   Account   Account  Account  Account
                                  -------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............           $4,471   $9,537   $20,417    $5,045    $2,587   $13,598    $76,144 $65,371  $19,395

EXPENSES
 Mortality and expense
  risk fee..............            1,293    1,485     2,548       766       141       843      5,422   4,795    1,723
                                  -------------------------------------------------------------------------------------
Net Investment Income...            3,178    8,052    17,869     4,279     2,446    12,755     70,722  60,576   17,672
                                  -------------------------------------------------------------------------------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain
  (loss) from security
  transactions..........               24   (3,564)   (1,117)     (111)      800       322      3,827   4,623    1,733
 Net unrealized
  appreciation
  (depreciation) on
  investments...........              253   (3,754)  (29,307)   (8,098)     (276)    3,206    172,885  32,086   (1,038)
                                  -------------------------------------------------------------------------------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........              277   (7,318)  (30,424)   (8,209)      524     3,528    176,712  36,709      695
                                  -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS
 RESULTING FROM
 OPERATIONS.............           $3,455     $734  ($12,555)  ($3,930)   $2,970   $16,283   $247,434 $97,285  $18,367
                                  -------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 1999 (Unaudited)
(In thousands)

                             Large-Cap    Mid-Cap            Bond and   Equity   Small-Cap               Inter-   Emerging
                               Value       Value     Equity   Income    Index      Index       REIT     national  Markets
                             Variable    Variable   Variable Variable  Variable  Variable    Variable   Variable  Variable
                            Account (1) Account (1) Account  Account   Account  Account (1) Account (1) Account   Account
                            ----------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............         $12                $23,280   $6,571    $8,240       $3         $70     $28,549      $159

EXPENSES
 Mortality and expense
  risk fee..............          53        $40       1,964      621     4,975       38          26       3,730       473
                            ----------------------------------------------------------------------------------------------
Net Investment Income
 (Loss).................         (41)       (40)     21,316    5,950     3,265      (35)         44      24,819      (314)
                            ----------------------------------------------------------------------------------------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain
  (loss) from security
  transactions..........          (6)        (3)        857   (1,238)    1,255      (69)         (8)    (10,888)   (3,672)
 Net unrealized
  appreciation
  (depreciation) on
  investments...........       1,607        653      15,583  (11,147)   81,926      947          18       9,440    24,133
                            ----------------------------------------------------------------------------------------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........       1,601        650      16,440  (12,385)   83,181      878          10      (1,448)   20,461
                            ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS
 RESULTING FROM
 OPERATIONS.............      $1,560       $610     $37,756  ($6,435)  $86,446     $843         $54     $23,371   $20,147
                            ----------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1999 (Unaudited)
(In thousands)

                                           High               Govern-
                                Money     Yield    Managed      ment              Aggressive   Growth     Equity    Multi-
                                Market     Bond      Bond    Securities  Growth     Equity       LT       Income   Strategy
                               Variable  Variable  Variable   Variable  Variable   Variable   Variable   Variable  Variable
                               Account   Account   Account    Account   Account    Account    Account    Account   Account
                               --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
 FROM OPERATIONS
 Net investment income........   $3,178    $8,052   $17,869     $4,279   $2,446     $12,755     $70,722   $60,576   $17,672
 Net realized gain (loss)
  from security
  transactions................       24    (3,564)   (1,117)      (111)     800         322       3,827     4,623     1,733
 Net unrealized
  appreciation
  (depreciation)
  on investments..............      253    (3,754)  (29,307)    (8,098)    (276)      3,206     172,885    32,086    (1,038)
                               --------------------------------------------------------------------------------------------
Net Increase (Decrease)
 in Net Assets
 Resulting from Opera-
 tions........................    3,455       734   (12,555)    (3,930)   2,970      16,283     247,434    97,285    18,367
                               --------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
 NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net
  premiums....................   33,750     6,776    15,909      3,555      139       5,581      28,323    22,442     8,159
 Transfers--policy
  charges and deductions......   (4,269)   (2,025)   (2,959)    (1,021)    (380)       (573)     (6,212)   (4,807)   (2,203)
 Transfers in (from other
  variable accounts)..........  455,062    45,898    54,720     62,025    1,654      30,664     135,791    55,985    21,528
 Transfers out (to other
  variable accounts).......... (442,119)  (63,937)  (60,693)   (16,958)  (4,142)    (35,103)   (141,691)  (94,457)  (46,672)
 Transfers--other.............  (19,406)   (6,906)   (9,646)    (4,214)  (2,125)     (4,551)    (24,645)  (20,842)   (8,098)
                               --------------------------------------------------------------------------------------------
Net Increase (Decrease)
 in Net Assets Derived
 from Policy Transactions.....   23,018   (20,194)   (2,669)    43,387   (4,854)     (3,982)     (8,434)  (41,679)  (27,286)
                               --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS................   26,473   (19,460)  (15,224)    39,457   (1,884)     12,301     239,000    55,606    (8,919)
                               --------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Period..........  186,403   239,765   410,519    114,641   25,120     129,051     766,937   755,708   279,829
                               --------------------------------------------------------------------------------------------
 End of Period................ $212,876  $220,305  $395,295   $154,098  $23,236    $141,352  $1,005,937  $811,314  $270,910
                               --------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 1999 (Unaudited)
(In thousands)

                                Large-Cap    Mid-Cap             Bond and   Equity    Small-Cap               Inter-   Emerging
                                  Value       Value     Equity    Income    Index       Index       REIT     national  Markets
                                Variable    Variable   Variable  Variable  Variable   Variable    Variable   Variable  Variable
                               Account (1) Account (1) Account   Account   Account   Account (1) Account (1) Account   Account
                               ------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
 FROM OPERATIONS
 Net investment income
  (loss)....................        ($41)       ($40)   $21,316   $5,950     $3,265       ($35)        $44    $24,819    ($314)
 Net realized gain
  (loss) from security
  transactions..............          (6)         (3)       857   (1,238)     1,255        (69)         (8)   (10,888)  (3,672)
 Net unrealized
  appreciation
  (depreciation)
  on investments............       1,607         653     15,583  (11,147)    81,926        947          18      9,440   24,133
                               ------------------------------------------------------------------------------------------------
Net Increase (Decrease)
 in Net Assets
 Resulting from
 Operations.................       1,560         610     37,756   (6,435)    86,446        843          54     23,371   20,147
                               ------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
 NET ASSETS  FROM POLICY
 TRANSACTIONS
 Transfer of net
  premiums..................         931         795     12,472    3,149     23,297        735         403     17,539    2,460
 Transfers--policy
  charges and deductions....          (9)        (12)    (1,834)    (790)    (4,782)       (15)         (9)    (3,189)    (459)
 Transfers in (from
  other variable
  accounts).................      33,465      21,923     37,120   12,514     91,706     21,265      14,619    282,249   24,749
 Transfers out (to other
  variable accounts)........      (2,040)       (808)   (49,260) (28,887)  (104,663)    (4,529)       (977)  (252,794) (24,799)
 Transfers--other...........        (240)       (181)    (7,406)  (2,025)   (20,038)      (180)        (97)   (16,069)  (1,626)
                               ------------------------------------------------------------------------------------------------
Net Increase (Decrease)
 in Net Assets Derived
 from Policy Transactions...      32,107      21,717     (8,908) (16,039)   (14,480)    17,276      13,939     27,736      325
                               ------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS..............      33,667      22,327     28,848  (22,474)    71,966     18,119      13,993     51,107   20,472
                               ------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Period........                            298,417  105,461    771,780                           599,617   67,480
                               ------------------------------------------------------------------------------------------------
 End of Period..............     $33,667     $22,327   $327,265  $82,987   $843,746    $18,119     $13,993   $650,724  $87,952
                               ------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                         High               Govern-
                              Money     Yield    Managed      ment              Aggressive  Growth
                              Market     Bond      Bond    Securities  Growth     Equity      LT
                             Variable  Variable  Variable   Variable  Variable   Variable  Variable
                             Account   Account   Account    Account   Account    Account   Account
                             ----------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
 Net investment income
  (loss)...................    $7,087   $19,107   $19,290     $5,852   $2,928     ($1,351)  $19,213
 Net realized gain
  (loss) from security
  transactions.............       290    (2,130)      (45)       246      844        (594)    6,226
 Net unrealized
  appreciation
  (depreciation) on
  investments..............      (104)  (13,929)    8,595      1,679   (3,641)     14,242   249,245
                             ----------------------------------------------------------------------
Net Increase in Net
 Assets Resulting from
  Operations...............      7,273    3,048    27,840      7,777      131      12,297   274,684
                             ----------------------------------------------------------------------

INCREASE (DECREASE) IN
 NET ASSETS FROM POLICY
 TRANSACTIONS
 Transfer of net
  premiums.................    122,985   25,852    44,796     11,336      268      12,309    47,975
 Transfers--policy
  charges and deductions...     (4,690)  (3,455)   (6,534)    (1,572)  (1,727)     (1,370)   (6,138)
 Transfers in (from
  other variable
  accounts)................    750,262   83,681   114,652     63,653   22,124      70,732   161,850
 Transfers out (to other
  variable accounts).......   (845,842) (96,843)  (64,538)   (58,438) (26,174)    (55,303) (173,187)
 Transfers--other..........    (23,344) (10,515)  (14,286)    (7,348)  (3,110)     (3,846)  (25,309)
                             ----------------------------------------------------------------------
Net Increase (Decrease)
 in Net Assets Derived
 from Policy Transactions..       (629)  (1,280)   74,090      7,631   (8,619)     22,522     5,191
                             ----------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS.............      6,644    1,768   101,930     15,408   (8,488)     34,819   279,875
                             ----------------------------------------------------------------------

NET ASSETS
 Beginning of Year.........    179,759  237,997   308,589     99,233   33,608      94,232   487,062
                             ----------------------------------------------------------------------
 End of Year...............   $186,403 $239,765  $410,519   $114,641  $25,120    $129,051  $766,937
                             ----------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                               Equity    Multi-             Bond and   Equity    Inter-   Emerging
                               Income   Strategy   Equity    Income    Index    national  Markets
                              Variable  Variable  Variable  Variable  Variable  Variable  Variable
                              Account   Account   Account   Account   Account   Account   Account
                              --------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
 Net investment income
  (loss)....................   $72,151   $19,584   $12,902    $4,534    $5,560   $42,212     ($94)
 Net realized gain
  (loss) from security
  transactions..............     1,495       503       432       170    11,175    10,390   (2,090)
 Net unrealized
  appreciation
  (depreciation) on
  investments...............    62,895    16,831    50,193     2,159   141,236   (28,126) (20,761)
                              --------------------------------------------------------------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations............   136,541    36,918    63,527     6,863   157,971    24,476  (22,945)
                              --------------------------------------------------------------------

INCREASE (DECREASE) IN
 NET ASSETS FROM POLICY
 TRANSACTIONS
 Transfer of net premiums...    66,344    25,828    25,280    10,876    72,157    50,055    7,674
 Transfers--policy
  charges and deductions....    (8,526)   (4,163)   (2,406)   (1,767)   (7,020)   (7,345)    (617)
 Transfers in (from other
 variable accounts).........   144,490    71,299    72,095    40,553   215,168   421,709   32,870
 Transfers out (to other
  variable accounts)........  (130,415)  (34,651)  (62,814)  (24,956) (199,371) (406,234) (22,781)
 Transfers--other...........   (29,875)  (11,000)  (10,562)   (3,748)  (29,897)  (22,361)  (2,090)
                              --------------------------------------------------------------------
Net Increase in Net
 Assets Derived from
 Policy Transactions........    42,018    47,313    21,593    20,958    51,037    35,824   15,056
                              --------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS..............   178,559    84,231    85,120    27,821   209,008    60,300   (7,889)
                              --------------------------------------------------------------------

NET ASSETS
 Beginning of Year..........   577,149   195,598   213,297    77,640   562,772   539,317   75,369
                              --------------------------------------------------------------------
 End of Year................  $755,708  $279,829  $298,417  $105,461  $771,780  $599,617  $67,480
                              --------------------------------------------------------------------

See Notes to Financial Statements

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Variable Annuity Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of eighteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account (not offered to new Contract Owners beginning January 1, 1994), the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Large-Cap Value Variable Account, the Mid-Cap Value Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, the International Variable Account, and the Emerging Markets Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Section B of this report and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission four new Variable Accounts: the Large-Cap Value Variable Account, the Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, and the REIT Variable Account. The Large-Cap Value Variable Account, the Mid-Cap Value Variable Account, and the Small-Cap Index Variable Account commenced operations on January 4, 1999, and the REIT Variable Account commenced operations on January 6, 1999.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contracts"). The assets of the Separate Account are carried at market value.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During the six months period ended June 30, 1999, the Fund declared dividends for each portfolio except for the Mid-Cap Value Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

 Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative expenses, contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

                PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


5. SELECTED ACCUMULATION UNIT** INFORMATION

 Selected accumulation unit information for the period ended June 30, 1999 were as follows:

                                                 ------------
                                                 Accumulation
                                                  Unit Value
-----------------------------------------------------------------------------------------
                                                                               Number of
                                             At                                  Units
                     Commence-             Begin-              At             Outstanding
   Variable           ment of              ning of           End of            at End of
   Accounts         Operations             Period            Period             Period
-----------------------------------------------------------------------------------------
 Money Market         7/24/90              $ 13.28           $13.51            15,762,006
-----------------------------------------------------------------------------------------
 High Yield
 Bond                 8/16/90                22.62            22.66             9,723,363
-----------------------------------------------------------------------------------------
 Managed Bond         9/05/90                19.42            18.83            20,992,740
-----------------------------------------------------------------------------------------
 Government
 Securities           8/22/90                18.60            18.03             8,548,579
-----------------------------------------------------------------------------------------
 Growth               8/16/90                31.78            36.37               638,930
-----------------------------------------------------------------------------------------
 Aggressive
 Equity               4/01/96                12.25            13.81            10,231,921
-----------------------------------------------------------------------------------------
 Growth LT            1/04/94                30.13            40.01            25,142,795
-----------------------------------------------------------------------------------------
 Equity Income        8/16/90                33.66            38.10            21,296,561
-----------------------------------------------------------------------------------------
 Multi-
 Strategy             9/25/90                27.10            28.92             9,368,093
-----------------------------------------------------------------------------------------
 Large-Cap
 Value                1/04/99                10.00            11.49             2,930,588
-----------------------------------------------------------------------------------------
 Mid-Cap Value        1/04/99                10.00            11.13             2,005,312
-----------------------------------------------------------------------------------------
 Equity               1/04/95                23.24            26.22            12,479,164
-----------------------------------------------------------------------------------------
 Bond and
 Income               1/04/95                16.00            14.98             5,538,397
-----------------------------------------------------------------------------------------
 Equity Index         2/11/91                35.47            39.51            21,354,883
-----------------------------------------------------------------------------------------
 Small-Cap
 Index                1/04/99                10.00            10.74             1,686,720
-----------------------------------------------------------------------------------------
 REIT                 1/06/99                10.00            10.76             1,300,225
-----------------------------------------------------------------------------------------
 International        8/16/90                16.96            17.59            37,003,300
-----------------------------------------------------------------------------------------
 Emerging
 Markets              4/01/96                 6.73             8.69            10,125,779
-----------------------------------------------------------------------------------------

** Accumulation Unit: unit of measure used to calculate the value of a Contract
   Owner's interest in a Variable Account during the Accumulation Period.

                PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

6. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

 The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). The cost and market value of total Separate Account's investments in the Fund as of June 30, 1999 were as follows (amounts in thousands):

                                                        Variable Accounts
                                 -----------------------------------------------------------------
                                                                    Govern-
                                   Money     High Yield  Managed      ment              Aggressive
                                   Market       Bond      Bond     Securities  Growth     Equity
                                 -----------------------------------------------------------------
Total cost of invest-
 ments at beginning of
 period                            $186,417   $250,343  $390,953    $109,489   $19,127   $109,664
Add:  Total net proceeds
       from policy and M&E
       transactions                 300,943     26,317    26,998      49,168     1,497     17,316
      Reinvested distribu-
       tions from the Fund:
      (a) Net investment in-
           come                       4,471      9,537    11,008       3,080
      (b) Net realized gain                                9,409       1,965     2,587     13,598
                                 -----------------------------------------------------------------
           Sub-Total                491,831    286,197   438,368     163,702    23,211    140,578
Less: Cost of investments
       disposed during the
       period                       279,194     51,560    33,332       6,658     5,692     21,819
                                 -----------------------------------------------------------------
Total cost of invest-
 ments at end of period             212,637    234,637   405,036     157,044    17,519    118,759
Add:  Unrealized apprecia-
       tion (depreciation)              239    (14,332)   (9,741)     (2,946)    5,717     22,593
                                 -----------------------------------------------------------------
Total market value of
 investments at end of
 period                            $212,876   $220,305  $395,295    $154,098   $23,236   $141,352
                                 -----------------------------------------------------------------

                                   Growth      Equity    Multi-    Large-Cap   Mid-Cap
                                     LT        Income   Strategy   Value (1)  Value (1)   Equity
                                 -----------------------------------------------------------------
Total cost of invest-
 ments at beginning of
 period                            $464,350   $579,994  $238,987                         $221,937
Add:  Total net proceeds
       from policy and M&E
       transactions                  44,475     19,328     7,021     $32,518   $21,897     14,657
      Reinvested distribu-
       tions from the Fund:
      (a) Net investment
           income                                2,475     3,234          12                  126
      (b) Net realized gain          76,144     62,896    16,161                           23,154
                                 -----------------------------------------------------------------
           Sub-Total                584,969    664,693   265,403      32,530    21,897    259,874
Less: Cost of investments
       disposed during the
       period                        54,504     61,179    34,297         470       223     24,672
                                 -----------------------------------------------------------------
Total cost of invest-
 ments at end of period             530,465    603,514   231,106      32,060    21,674    235,202
Add:  Unrealized
       appreciation                 475,472    207,800    39,804       1,607       653     92,063
                                 -----------------------------------------------------------------
Total market value of
 investments at end of
 period                          $1,005,937   $811,314  $270,910     $33,667   $22,327   $327,265
                                 -----------------------------------------------------------------

                                  Bond and     Equity   Small-Cap              Inter-    Emerging
                                   Income      Index    Index (1)   REIT (1)  national   Markets
                                 -----------------------------------------------------------------
Total cost of invest-
 ments at beginning of
 period                             $97,798   $521,034                        $578,748    $92,536
Add:  Total net proceeds
       from policy and M&E
       transactions                   5,508     43,761   $20,579     $14,192   228,180     12,998
      Reinvested distribu-
       tions from the Fund:
      (a) Net investment in-
           come                       2,839      4,580         3          70     4,629        159
      (b) Net realized gain           3,732      3,660                          23,920
                                 -----------------------------------------------------------------
           Sub-Total                109,877    573,035    20,582      14,262   835,477    105,693
Less: Cost of investments
       disposed during the
       period                        23,406     61,961     3,410         287   215,062     16,818
                                 -----------------------------------------------------------------
Total cost of invest-
 ments at end of period              86,471    511,074    17,172      13,975   620,415     88,875
Add:  Unrealized apprecia-
       tion (depreciation)           (3,484)   332,672       947          18    30,309       (923)
                                 -----------------------------------------------------------------
Total market value of
 investments at end of
 period                             $82,987   $843,746   $18,119     $13,993  $650,724    $87,952
                                 -----------------------------------------------------------------

--------------------
(1) Operations commenced during 1999 (See Note 1 to Financial Statements).